UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.1%	Common Stock	93,918,440	193,561,234
1.6%	Short-Term Investments	3,153,260	3,153,282

99.7%	Total Investments	97,071,700	196,714,516
0.1%	Collateral Invested for Securities on Loan	258,538	258,538
0.2%	Other Assets and Liabilities, Net		281,226

100.0%	Net Assets		197,254,280

	Number	Value
Security	of Shares	($)

Common Stock 98.1% of net assets

Automobiles & Components 1.1%
BorgWarner, Inc.	2,800	172,116
Delphi Automotive plc	3,400	230,724
Ford Motor Co.	45,712	713,107
General Motors Co. *	14,900	512,858
Harley-Davidson, Inc.	2,456	163,594
Johnson Controls, Inc.	7,700	364,364
The Goodyear Tire & Rubber Co.	2,600	67,938

		2,224,701

Banks 6.3%
Bank of America Corp.	122,467	2,106,433
BB&T Corp.	8,220	330,197
Citigroup, Inc.	35,189	1,674,996
Comerica, Inc.	2,130	110,334
Fifth Third Bancorp	9,805	225,025
Hudson City Bancorp, Inc.	5,100	50,133
Huntington Bancshares, Inc.	9,356	93,279
JPMorgan Chase & Co.	43,921	2,666,444
KeyCorp	10,300	146,672
M&T Bank Corp.	1,571	190,562
People’s United Financial, Inc.	3,700	55,019
Regions Financial Corp.	16,027	178,060
SunTrust Banks, Inc.	6,300	250,677
The PNC Financial Services Group, Inc.	6,211	540,357
U.S. Bancorp	21,099	904,303
Wells Fargo & Co.	55,458	2,758,481
Zions Bancorp	2,008	62,208

		12,343,180

Capital Goods 7.9%
3M Co.	7,330	994,388
Allegion plc *	1,033	53,892
AMETEK, Inc.	2,800	144,172
Caterpillar, Inc.	7,380	733,351
Cummins, Inc.	2,000	297,980
Danaher Corp.	6,952	521,400
Deere & Co.	4,440	403,152
Dover Corp.	2,000	163,500
Eaton Corp. plc	5,474	411,207
Emerson Electric Co.	8,160	545,088
Fastenal Co.	3,152	155,457
Flowserve Corp.	1,700	133,178
Fluor Corp.	1,900	147,687
General Dynamics Corp.	3,810	414,985
General Electric Co.	116,268	3,010,178
Honeywell International, Inc.	9,137	847,548
Illinois Tool Works, Inc.	4,644	377,696
Ingersoll-Rand plc	3,100	177,444
Jacobs Engineering Group, Inc. *	1,400	88,900
Joy Global, Inc.	1,100	63,800
L-3 Communications Holdings, Inc.	1,100	129,965
Lockheed Martin Corp.	3,130	510,941
Masco Corp.	3,910	86,841
Northrop Grumman Corp.	2,554	315,113
PACCAR, Inc.	4,094	276,099
Pall Corp.	1,200	107,364
Parker Hannifin Corp.	1,735	207,697
Pentair Ltd.	2,399	190,337
Precision Castparts Corp.	1,700	429,692
Quanta Services, Inc. *	2,300	84,870
Raytheon Co.	3,610	356,632
Rockwell Automation, Inc.	1,590	198,034
Rockwell Collins, Inc.	1,600	127,472
Roper Industries, Inc.	1,100	146,861
Snap-on, Inc.	600	68,088
Stanley Black & Decker, Inc.	1,823	148,101
Textron, Inc.	3,300	129,657
The Boeing Co.	7,896	990,869
United Technologies Corp.	9,730	1,136,853
W.W. Grainger, Inc.	700	176,862
Xylem, Inc.	2,000	72,840

		15,576,191

Commercial & Professional Supplies 0.6%
Cintas Corp.	1,157	68,969
Equifax, Inc.	1,300	88,439
Iron Mountain, Inc.	2,133	58,807
Nielsen Holdings N.V.	3,200	142,816
Pitney Bowes, Inc.	2,300	59,777
Republic Services, Inc.	3,236	110,542
Robert Half International, Inc.	1,550	65,022
Stericycle, Inc. *	1,000	113,620
The ADT Corp.	2,300	68,885
The Dun & Bradstreet Corp.	500	49,675
Tyco International Ltd.	5,200	220,480
Waste Management, Inc.	4,927	207,279

		1,254,311

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 1.3%
Coach, Inc.	3,100	153,946
D.R. Horton, Inc.	3,000	64,950
Fossil Group, Inc. *	600	69,966
Garmin Ltd. (b)	1,500	82,890
Harman International Industries, Inc.	800	85,120
Hasbro, Inc.	1,275	70,916
Leggett & Platt, Inc.	1,600	52,224
Lennar Corp., Class A	2,000	79,240
Mattel, Inc.	3,900	156,429
Michael Kors Holdings Ltd. *	2,200	205,194
Mohawk Industries, Inc. *	700	95,186
Newell Rubbermaid, Inc.	3,124	93,408
NIKE, Inc., Class B	8,640	638,150
PulteGroup, Inc.	3,665	70,331
PVH Corp.	900	112,293
Ralph Lauren Corp.	700	112,651
VF Corp.	4,040	249,995
Whirlpool Corp.	933	139,446

		2,532,335

Consumer Services 1.7%
Carnival Corp.	5,022	190,133
Chipotle Mexican Grill, Inc. *	360	204,498
Darden Restaurants, Inc.	1,390	70,556
Graham Holdings Co., Class B	52	36,595
H&R Block, Inc.	3,000	90,570
International Game Technology	2,900	40,774
Marriott International, Inc., Class A	2,657	148,845
McDonald’s Corp.	11,510	1,128,325
Starbucks Corp.	8,820	647,212
Starwood Hotels & Resorts Worldwide, Inc.	2,340	186,264
Wyndham Worldwide Corp.	1,580	115,704
Wynn Resorts Ltd.	900	199,935
Yum! Brands, Inc.	5,200	392,028

		3,451,439

Diversified Financials 5.0%
American Express Co.	10,680	961,520
Ameriprise Financial, Inc.	2,278	250,740
Berkshire Hathaway, Inc., Class B *	20,838	2,604,125
BlackRock, Inc.	1,450	455,996
Capital One Financial Corp.	6,680	515,429
CME Group, Inc.	3,700	273,837
Discover Financial Services	5,490	319,463
E*TRADE Financial Corp. *	3,016	69,428
Franklin Resources, Inc.	4,700	254,646
IntercontinentalExchange Group, Inc.	1,359	268,851
Invesco Ltd.	4,900	181,300
Legg Mason, Inc.	1,400	68,656
Leucadia National Corp.	3,500	98,000
McGraw Hill Financial, Inc.	3,230	246,449
Moody’s Corp.	2,080	164,986
Morgan Stanley	16,280	507,448
Northern Trust Corp.	2,470	161,933
SLM Corp.	5,100	124,848
State Street Corp.	5,100	354,705
T. Rowe Price Group, Inc.	3,000	247,050
The Bank of New York Mellon Corp.	13,077	461,487
The Charles Schwab Corp. (a)	13,506	369,119
The Goldman Sachs Group, Inc.	4,867	797,458
The NASDAQ OMX Group, Inc.	1,400	51,716

		9,809,190

Energy 9.9%
Anadarko Petroleum Corp.	5,894	499,575
Apache Corp.	4,608	382,234
Baker Hughes, Inc.	5,021	326,465
Cabot Oil & Gas Corp.	4,800	162,624
Cameron International Corp. *	2,700	166,779
Chesapeake Energy Corp.	5,900	151,158
Chevron Corp.	22,116	2,629,814
ConocoPhillips	14,252	1,002,628
CONSOL Energy, Inc.	2,500	99,875
Denbury Resources, Inc.	4,300	70,520
Devon Energy Corp.	4,363	292,016
Diamond Offshore Drilling, Inc. (b)	800	39,008
Ensco plc, Class A	2,700	142,506
EOG Resources, Inc.	3,214	630,490
EQT Corp.	1,800	174,546
Exxon Mobil Corp.	50,076	4,891,424
FMC Technologies, Inc. *	2,600	135,954
Halliburton Co.	9,720	572,411
Helmerich & Payne, Inc.	1,300	139,828
Hess Corp.	3,210	266,045
Kinder Morgan, Inc.	7,608	247,184
Marathon Oil Corp.	7,864	279,329
Marathon Petroleum Corp.	3,432	298,721
Murphy Oil Corp.	2,032	127,732
Nabors Industries Ltd.	3,200	78,880
National Oilwell Varco, Inc.	4,986	388,260
Newfield Exploration Co. *	1,400	43,904
Noble Corp. plc	2,900	94,946
Noble Energy, Inc.	4,200	298,368
Occidental Petroleum Corp.	9,200	876,668
ONEOK, Inc.	2,400	142,200
Peabody Energy Corp.	2,800	45,752
Phillips 66	6,976	537,571
Pioneer Natural Resources Co.	1,700	318,138
QEP Resources, Inc.	1,900	55,936
Range Resources Corp.	1,900	157,643
Rowan Cos. plc, Class A *	1,300	43,784
Schlumberger Ltd.	15,081	1,470,397
Southwestern Energy Co. *	3,900	179,439
Spectra Energy Corp.	7,781	287,430
Tesoro Corp.	1,500	75,885
The Williams Cos., Inc.	7,800	316,524
Transocean Ltd.	3,800	157,092
Valero Energy Corp.	6,160	327,096

		19,624,779

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	5,100	569,568
CVS Caremark Corp.	13,635	1,020,716
Safeway, Inc.	2,740	101,216

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Sysco Corp.	7,100	256,523
The Kroger Co.	6,040	263,646
Wal-Mart Stores, Inc.	18,710	1,430,005
Walgreen Co.	10,145	669,874
Whole Foods Market, Inc.	4,200	212,982

		4,524,530

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	23,064	863,285
Archer-Daniels-Midland Co.	7,500	325,425
Beam, Inc.	1,907	158,853
Brown-Forman Corp., Class B	1,820	163,236
Campbell Soup Co.	2,000	89,760
Coca-Cola Enterprises, Inc.	2,700	128,952
ConAgra Foods, Inc.	4,670	144,910
Constellation Brands, Inc., Class A *	1,900	161,443
Dr Pepper Snapple Group, Inc.	2,300	125,258
General Mills, Inc.	7,258	376,110
Hormel Foods Corp.	1,500	73,905
Kellogg Co.	3,000	188,130
Keurig Green Mountain, Inc.	1,500	158,385
Kraft Foods Group, Inc.	6,863	385,014
Lorillard, Inc.	4,308	232,977
McCormick & Co., Inc. - Non Voting Shares	1,500	107,610
Mead Johnson Nutrition Co.	2,400	199,536
Molson Coors Brewing Co., Class B	1,978	116,425
Mondelez International, Inc., Class A	19,990	690,654
Monster Beverage Corp. *	1,700	118,065
PepsiCo, Inc.	17,648	1,473,608
Philip Morris International, Inc.	18,444	1,510,010
Reynolds American, Inc.	3,512	187,611
The Coca-Cola Co.	43,904	1,697,329
The Hershey Co.	1,744	182,074
The JM Smucker Co.	1,246	121,161
Tyson Foods, Inc., Class A	3,186	140,216

		10,119,942

Health Care Equipment & Services 4.2%
Abbott Laboratories	17,855	687,596
Aetna, Inc.	4,282	321,022
AmerisourceBergen Corp.	2,660	174,469
Baxter International, Inc.	6,250	459,875
Becton, Dickinson & Co.	2,200	257,576
Boston Scientific Corp. *	15,290	206,721
C.R. Bard, Inc.	920	136,142
Cardinal Health, Inc.	3,934	275,301
CareFusion Corp. *	2,417	97,212
Cerner Corp. *	3,400	191,250
Cigna Corp.	3,080	257,888
Covidien plc	5,200	383,032
DaVita HealthCare Partners, Inc. *	2,000	137,700
DENTSPLY International, Inc.	1,600	73,664
Edwards Lifesciences Corp. *	1,200	89,004
Express Scripts Holding Co. *	9,137	686,097
Humana, Inc.	1,800	202,896
Intuitive Surgical, Inc. *	454	198,847
Laboratory Corp. of America Holdings *	904	88,782
McKesson Corp.	2,716	479,564
Medtronic, Inc.	11,649	716,879
Patterson Cos., Inc.	980	40,925
Quest Diagnostics, Inc.	1,760	101,939
St. Jude Medical, Inc.	3,304	216,049
Stryker Corp.	3,360	273,739
Tenet Healthcare Corp. *	1,125	48,161
UnitedHealth Group, Inc.	11,410	935,506
Varian Medical Systems, Inc. *	1,200	100,788
WellPoint, Inc.	3,436	342,054
Zimmer Holdings, Inc.	1,884	178,189

		8,358,867

Household & Personal Products 2.1%
Avon Products, Inc.	4,916	71,970
Colgate-Palmolive Co.	10,040	651,295
Kimberly-Clark Corp.	4,326	476,941
The Clorox Co.	1,600	140,816
The Estee Lauder Cos., Inc., Class A	3,000	200,640
The Procter & Gamble Co.	31,373	2,528,664

		4,070,326

Insurance 2.8%
ACE Ltd.	3,900	386,334
Aflac, Inc.	5,250	330,960
American International Group, Inc.	16,971	848,720
Aon plc	3,510	295,823
Assurant, Inc.	800	51,968
Cincinnati Financial Corp.	1,735	84,425
Genworth Financial, Inc., Class A *	5,600	99,288
Lincoln National Corp.	3,062	155,151
Loews Corp.	3,388	149,241
Marsh & McLennan Cos., Inc.	6,300	310,590
MetLife, Inc.	13,007	686,770
Principal Financial Group, Inc.	3,163	145,466
Prudential Financial, Inc.	5,270	446,105
The Allstate Corp.	5,340	302,137
The Chubb Corp.	2,880	257,184
The Hartford Financial Services Group, Inc.	5,030	177,408
The Progressive Corp.	6,080	147,258
The Travelers Cos., Inc.	4,239	360,739
Torchmark Corp.	1,000	78,700
Unum Group	2,976	105,083
XL Group plc	3,300	103,125

		5,522,475

Materials 3.4%
Air Products & Chemicals, Inc.	2,420	288,077
Airgas, Inc.	700	74,557
Alcoa, Inc.	12,472	160,515
Allegheny Technologies, Inc.	1,070	40,318
Avery Dennison Corp.	1,100	55,737
Ball Corp.	1,800	98,658
Bemis Co., Inc.	1,200	47,088
CF Industries Holdings, Inc.	700	182,448

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cliffs Natural Resources, Inc. (b)	2,200	45,012
E.I. du Pont de Nemours & Co.	10,614	712,199
Eastman Chemical Co.	1,800	155,178
Ecolab, Inc.	3,104	335,201
FMC Corp.	1,500	114,840
Freeport-McMoRan Copper & Gold, Inc.	11,804	390,358
International Flavors & Fragrances, Inc.	900	86,103
International Paper Co.	5,098	233,896
LyondellBasell Industries N.V., Class A	5,100	453,594
MeadWestvaco Corp.	1,949	73,360
Monsanto Co.	6,050	688,309
Newmont Mining Corp.	5,846	137,030
Nucor Corp.	3,600	181,944
Owens-Illinois, Inc. *	1,700	57,511
PPG Industries, Inc.	1,600	309,536
Praxair, Inc.	3,345	438,095
Sealed Air Corp.	2,528	83,095
Sigma-Aldrich Corp.	1,482	138,389
The Dow Chemical Co.	14,105	685,362
The Mosaic Co.	3,900	195,000
The Sherwin-Williams Co.	1,033	203,635
United States Steel Corp.	1,500	41,415
Vulcan Materials Co.	1,400	93,030

		6,799,490

Media 3.5%
Cablevision Systems Corp., Class A	2,500	42,175
CBS Corp., Class B - Non Voting Shares	6,480	400,464
Comcast Corp., Class A	30,213	1,511,254
DIRECTV *	5,580	426,424
Discovery Communications, Inc., Class A *	2,600	215,020
Gannett Co., Inc.	2,560	70,656
News Corp., Class A *	5,493	94,589
Omnicom Group, Inc.	3,040	220,704
Scripps Networks Interactive, Class A	1,200	91,092
The Interpublic Group of Cos., Inc.	4,997	85,649
The Walt Disney Co.	18,820	1,506,917
Time Warner Cable, Inc.	3,209	440,211
Time Warner, Inc.	10,374	677,733
Twenty-First Century Fox, Inc., Class A	22,474	718,494
Viacom, Inc., Class B	4,680	397,753

		6,899,135

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
AbbVie, Inc.	18,455	948,587
Actavis plc *	2,000	411,700
Agilent Technologies, Inc.	3,967	221,835
Alexion Pharmaceuticals, Inc. *	2,300	349,899
Allergan, Inc.	3,510	435,591
Amgen, Inc.	8,764	1,080,952
Biogen Idec, Inc. *	2,750	841,142
Bristol-Myers Squibb Co.	19,100	992,245
Celgene Corp. *	4,750	663,100
Eli Lilly & Co.	11,320	666,295
Forest Laboratories, Inc. *	2,670	246,361
Gilead Sciences, Inc. *	17,856	1,265,276
Hospira, Inc. *	1,800	77,850
Johnson & Johnson	32,738	3,215,854
Merck & Co., Inc.	34,029	1,931,826
Mylan, Inc. *	4,391	214,413
PerkinElmer, Inc.	1,200	54,072
Perrigo Co. plc	1,600	247,456
Pfizer, Inc.	73,996	2,376,751
Regeneron Pharmaceuticals, Inc. *	900	270,252
Thermo Fisher Scientific, Inc.	4,490	539,878
Vertex Pharmaceuticals, Inc. *	2,800	198,016
Waters Corp. *	1,000	108,410
Zoetis, Inc.	5,600	162,064

		17,519,825

Real Estate 2.1%
American Tower Corp.	4,670	382,333
Apartment Investment & Management Co., Class A	1,577	47,657
AvalonBay Communities, Inc.	1,434	188,313
Boston Properties, Inc.	1,716	196,534
CBRE Group, Inc., Class A *	3,600	98,748
Crown Castle International Corp.	3,900	287,742
Equity Residential	3,900	226,161
General Growth Properties, Inc.	6,000	132,000
HCP, Inc.	5,100	197,829
Health Care REIT, Inc.	3,400	202,640
Host Hotels & Resorts, Inc.	9,060	183,374
Kimco Realty Corp.	4,410	96,491
Plum Creek Timber Co., Inc.	2,060	86,602
Prologis, Inc.	5,832	238,121
Public Storage	1,700	286,433
Simon Property Group, Inc.	3,637	596,468
The Macerich Co.	1,500	93,495
Ventas, Inc.	3,400	205,938
Vornado Realty Trust REIT	1,963	193,473
Weyerhaeuser Co.	6,641	194,913

		4,135,265

Retailing 4.2%
Amazon.com, Inc. *	4,300	1,447,036
AutoNation, Inc. *	700	37,261
AutoZone, Inc. *	400	214,840
Bed Bath & Beyond, Inc. *	2,516	173,101
Best Buy Co., Inc.	3,125	82,531
CarMax, Inc. *	2,500	117,000
Dollar General Corp. *	3,400	188,632
Dollar Tree, Inc. *	2,600	135,668
Expedia, Inc.	1,200	87,000
Family Dollar Stores, Inc.	1,000	58,010
GameStop Corp., Class A (b)	1,200	49,320
Genuine Parts Co.	1,900	165,015
Kohl’s Corp.	2,310	131,208
L Brands, Inc.	2,808	159,410
Lowe’s Cos., Inc.	12,140	593,646
Macy’s, Inc.	4,322	256,251
Netflix, Inc. *	700	246,421

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nordstrom, Inc.	1,750	109,288
O’Reilly Automotive, Inc. *	1,200	178,068
PetSmart, Inc.	1,100	75,779
priceline.com, Inc. *	604	719,902
Ross Stores, Inc.	2,400	171,720
Staples, Inc.	7,350	83,349
Target Corp.	7,220	436,882
The Gap, Inc.	3,176	127,231
The Home Depot, Inc.	16,265	1,287,049
The TJX Cos., Inc.	8,220	498,543
Tiffany & Co.	1,326	114,235
Tractor Supply Co.	1,600	113,008
TripAdvisor, Inc. *	1,300	117,767
Urban Outfitters, Inc. *	1,200	43,764

		8,218,935

Semiconductors & Semiconductor Equipment 2.1%
Altera Corp.	3,480	126,115
Analog Devices, Inc.	3,630	192,898
Applied Materials, Inc.	14,070	287,310
Broadcom Corp., Class A	6,355	200,055
First Solar, Inc. *	900	62,811
Intel Corp.	57,621	1,487,198
KLA-Tencor Corp.	2,000	138,280
Lam Research Corp. *	1,912	105,160
Linear Technology Corp.	2,730	132,924
LSI Corp.	6,510	72,066
Microchip Technology, Inc.	2,400	114,624
Micron Technology, Inc. *	12,000	283,920
NVIDIA Corp.	6,700	119,997
Texas Instruments, Inc.	12,560	592,204
Xilinx, Inc.	3,000	162,810

		4,078,372

Software & Services 10.2%
Accenture plc, Class A	7,400	589,928
Adobe Systems, Inc. *	5,300	348,422
Akamai Technologies, Inc. *	2,000	116,420
Alliance Data Systems Corp. *	600	163,470
Autodesk, Inc. *	2,620	128,852
Automatic Data Processing, Inc.	5,613	433,660
CA, Inc.	3,644	112,855
Citrix Systems, Inc. *	2,060	118,306
Cognizant Technology Solutions Corp., Class A *	7,000	354,270
Computer Sciences Corp.	1,700	103,394
eBay, Inc. *	13,488	745,077
Electronic Arts, Inc. *	3,558	103,218
Facebook, Inc., Class A *	19,800	1,192,752
Fidelity National Information Services, Inc.	3,300	176,385
Fiserv, Inc. *	3,120	176,873
Google, Inc., Class A *	3,271	3,645,562
International Business Machines Corp.	11,395	2,193,423
Intuit, Inc.	3,396	263,971
MasterCard, Inc., Class A	11,820	882,954
Microsoft Corp.	87,588	3,590,232
Oracle Corp.	40,380	1,651,946
Paychex, Inc.	3,650	155,490
Red Hat, Inc. *	2,100	111,258
Salesforce.com, Inc. *	6,505	371,370
Symantec Corp.	7,841	156,585
Teradata Corp. *	1,800	88,542
The Western Union Co.	6,559	107,305
Total System Services, Inc.	1,800	54,738
VeriSign, Inc. *	1,425	76,822
Visa, Inc., Class A	5,900	1,273,574
Xerox Corp.	13,167	148,787
Yahoo! Inc. *	11,010	395,259

		20,031,700

Technology Hardware & Equipment 6.1%
Amphenol Corp., Class A	1,900	174,135
Apple, Inc.	10,337	5,548,281
Cisco Systems, Inc.	60,098	1,346,796
Corning, Inc.	16,550	344,571
EMC Corp.	23,762	651,317
F5 Networks, Inc. *	800	85,304
FLIR Systems, Inc.	1,500	54,000
Harris Corp.	1,200	87,792
Hewlett-Packard Co.	21,793	705,222
Jabil Circuit, Inc.	2,127	38,286
Juniper Networks, Inc. *	5,700	146,832
Motorola Solutions, Inc.	2,676	172,040
NetApp, Inc.	3,900	143,910
QUALCOMM, Inc.	19,620	1,547,233
SanDisk Corp.	2,600	211,094
Seagate Technology plc	3,700	207,792
TE Connectivity Ltd.	4,700	282,987
Western Digital Corp.	2,500	229,550

		11,977,142

Telecommunication Services 2.4%
AT&T, Inc.	60,658	2,127,276
CenturyLink, Inc.	6,785	222,820
Frontier Communications Corp.	11,096	63,247
Verizon Communications, Inc.	47,954	2,281,172
Windstream Holdings, Inc. (b)	6,235	51,376

		4,745,891

Transportation 1.9%
C.H. Robinson Worldwide, Inc.	1,900	99,541
CSX Corp.	11,560	334,893
Delta Air Lines, Inc.	9,600	332,640
Expeditors International of Washington, Inc.	2,300	91,149
FedEx Corp.	3,320	440,099
Kansas City Southern	1,300	132,678
Norfolk Southern Corp.	3,700	359,529
Ryder System, Inc.	600	47,952
Southwest Airlines Co.	7,986	188,550
Union Pacific Corp.	5,280	990,845
United Parcel Service, Inc., Class B	8,205	799,003

		3,816,879

Utilities 3.0%
AES Corp.	7,450	106,386
AGL Resources, Inc.	1,643	80,441

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ameren Corp.	3,100	127,720
American Electric Power Co., Inc.	5,570	282,176
CenterPoint Energy, Inc.	4,850	114,897
CMS Energy Corp.	2,860	83,741
Consolidated Edison, Inc.	3,350	179,728
Dominion Resources, Inc.	6,650	472,084
DTE Energy Co.	2,000	148,580
Duke Energy Corp.	8,263	588,491
Edison International	3,700	209,457
Entergy Corp.	2,227	148,875
Exelon Corp.	9,793	328,653
FirstEnergy Corp.	4,769	162,289
Integrys Energy Group, Inc.	897	53,506
NextEra Energy, Inc.	5,050	482,881
NiSource, Inc.	3,546	125,989
Northeast Utilities	3,600	163,800
NRG Energy, Inc.	3,600	114,480
Pepco Holdings, Inc.	3,150	64,512
PG&E Corp.	5,300	228,960
Pinnacle West Capital Corp.	1,550	84,723
PPL Corp.	7,110	235,625
Public Service Enterprise Group, Inc.	5,750	219,305
SCANA Corp.	1,600	82,112
Sempra Energy	2,731	264,252
TECO Energy, Inc.	2,140	36,701
The Southern Co.	10,260	450,824
Wisconsin Energy Corp.	2,500	116,375
Xcel Energy, Inc.	5,559	168,771

		5,926,334

Total Common Stock
(Cost $93,918,440)		193,561,234

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 1.6% of net assets

Time Deposit 1.4%
DNB
0.03%, 04/01/14	2,853,293	2,853,293

U.S. Treasury Bill 0.2%
U.S. Treasury Bill
0.05%, 06/19/14 (c)(d)	300,000	299,989

Total Short-Term Investments
(Cost $3,153,260)		3,153,282

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.1% of net assets

Wells Fargo Advantage Government Money Market Fund 0.01% (e)	258,538	258,538

Total Collateral Invested for Securities on Loan
(Cost $258,538)		258,538

End of Collateral Invested for Securities on Loan.

At 03/31/14, the tax basis cost of the fund’s investments was $100,213,056 and the unrealized appreciation and depreciation were $99,242,916 and ($2,741,456), respectively, with a net unrealized appreciation of $96,501,460.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $254,224.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 03/31/14:

		Contract	Unrealized
	Number of	Value	Appreciation
	Contracts	($)	($)

Futures Contracts

S&P 500 Index, e-mini, Long, expires 06/20/14	32	2,983,360	39,671

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures Contracts: Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$193,561,234	$—	$—	$193,561,234
Short-Term Investments[1]	—	3,153,282	—	3,153,282

Total	$193,561,234	$3,153,282	$—	$196,714,516

Other Financial Instruments
Collateral Invested for Securities on Loan	$258,538	$—	$—	$258,538
Futures Contracts[2]	39,671	—	—	39,671

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

On March 31, 2014, the fund had open equity index futures contracts. The fund invests in futures to equitize available cash. The primary risk associated with investing in futures is market risk.

REG47715MAR14

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

			Cost	Value
Holdings by Category			($)	($)

79.7%		Fixed-Rate Obligations	90,782,106	90,782,106
4.0%		Variable-Rate Obligations	4,502,197	4,502,197
0.0%		Other Investment Company	45,600	45,600
17.0%		Repurchase Agreements	19,419,961	19,419,961

100.7%		Total Investments	114,749,864	114,749,864
(0	.7)%	Other Assets and Liabilities, Net		(793,357)

100.0%		Net Assets		113,956,507

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 79.7% of net assets

Government Agency Debt 66.5%
Fannie Mae		0.12%		05/14/14	3,000,000	2,999,570
		1.50%		09/08/14	5,000,000	5,030,195
		0.13%		09/15/14	1,400,000	1,399,143
		0.11%		09/22/14	1,158,000	1,157,412

Federal Home Loan Bank		0.05%		04/04/14	5,000,000	4,999,978
		0.06%		04/09/14	8,000,000	7,999,893
		0.06%		05/02/14	5,000,000	4,999,742
		0.10%		05/08/14	2,000,000	1,999,968
		0.07%		05/14/14	13,000,000	12,998,955
		0.07%		05/23/14	2,000,000	1,999,798
		0.12%		05/23/14	5,000,000	4,999,119
		0.08%		06/06/14	4,800,000	4,799,340
		0.11%		07/16/14	2,000,000	1,999,352
		0.08%		08/01/14	3,160,000	3,159,143
		0.10%		08/27/14	4,000,000	3,998,438

Freddie Mac		0.10%		04/21/14	3,000,000	2,999,833
		5.00%		07/15/14	3,200,000	3,244,812
		0.10%		08/26/14	1,000,000	999,612
		0.14%		09/03/14	2,000,000	1,998,794
		0.09%		09/08/14	2,000,000	1,999,182

						75,782,279

Treasury Debt 13.2%
United States Treasury Department		0.06%		04/03/14	5,000,000	4,999,985
		0.04%		04/17/14	5,000,000	4,999,911

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
		0.03%		04/17/14	5,000,000	4,999,931

						14,999,827

Total Fixed-Rate Obligations
(Cost $90,782,106)						90,782,106

Variable-Rate Obligations 4.0% of net assets

Government Agency Debt 4.0%
Fannie Mae		0.14%	04/20/14	06/20/14	2,000,000	2,000,091

Farm Credit System		0.22%	04/01/14	03/04/15	2,500,000	2,502,106

Total Variable-Rate Obligations
(Cost $4,502,197)						4,502,197

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional US Government Money Market Fund, Institutional Class	(a)	0.00%	n/a	n/a	45,600	45,600

Total Other Investment Company
(Cost $45,600)						45,600

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 17.0% of net assets

Treasury Repurchase Agreements 17.0%
Barclays Capital, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $9,608,403, 1.38%, due 09/30/18)		0.06%		04/01/14	9,419,977	9,419,961

Deutsche Bank Securities, Inc
Issued 03/31/14, repurchase date 04/01/14 (Collateralized by U.S. Treasury Securities valued at $10,200,063, 1.38% - 1.75%, due 06/30/18 - 05/15/23)		0.05%		04/01/14	10,000,014	10,000,000

Total Repurchase Agreements
(Cost $19,419,961)						19,419,961

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $114,749,864.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At March 31, 2014, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

 3

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47713MAR14

4

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.8%	Other Investment Companies	19,948,012	30,291,426
3.2%	Short-Term Investments	990,594	990,594

100.0%	Total Investments	20,938,606	31,282,020
(0.0%)	Other Assets and Liabilities, Net		(8,705)

100.0%	Net Assets		31,273,315

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.8% of net assets

Equity Funds 80.4%

International 20.1%
Schwab International Index Fund (a)	314,736	6,291,579

Large-Cap 40.3%
Schwab 1000 Index Fund (a)	63,194	3,133,802
Schwab S&P 500 Index Fund (a)	322,410	9,465,968

		12,599,770

Small-Cap 20.0%
Schwab Small-Cap Index Fund (a)	224,584	6,263,640

		25,154,989

Fixed-Income Fund 14.7%

Intermediate-Term Bond 14.7%
Schwab Total Bond Market Fund (a)	490,994	4,600,611

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	535,826	535,826

Total Other Investment Companies
(Cost $19,948,012)		30,291,426

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.2% of net assets

Time Deposits 3.2%
DNB
0.03%, 04/01/14	59,797	59,797
Wells Fargo
0.03%, 04/01/14	930,797	930,797

Total Short-Term Investments
(Cost $990,594)		990,594

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $21,674,403 and the unrealized appreciation and depreciation were $9,607,617 and ($0), respectively, with a net unrealized appreciation of $9,607,617.

(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$30,291,426	$—	$—	$30,291,426
Short-Term Investments[1]	—	990,594	—	990,594

Total	$30,291,426	$990,594	$—	$31,282,020

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG47714MAR14

 3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

97.6%	Other Investment Companies	28,963,982	30,347,095
1.7%	Short-Term Investment	539,483	539,483

99.3%	Total Investments	29,503,465	30,886,578
0.7%	Other Assets and Liabilities, Net		223,767

100.0%	Net Assets		31,110,345

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.6% of net assets

U.S. Stocks 20.4%

Large-Cap 15.4%
Schwab U.S. Large-Cap ETF (a)	106,691	4,770,155

Micro-Cap 1.0%
iShares Micro-Cap ETF	4,040	312,292

Small-Cap 4.0%
Schwab U.S. Small-Cap ETF (a)	23,222	1,244,699

		6,327,146

International Stocks 18.7%

Developed-Market Large-Cap 11.5%
Schwab International Equity ETF (a)	113,622	3,579,093

Developed-Market Small-Cap 2.2%
Schwab International Small-Cap Equity ETF (a)	20,756	685,156

Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF (a)	63,858	1,553,665

		5,817,914

Real Assets 9.0%

Commodity 3.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	122,164	937,000

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	56,259	1,862,735

		2,799,735

Fixed Income 37.0%

Agency Bond 2.0%
iShares Agency Bond ETF	5,621	626,966

Corporate Bond 6.5%
iShares Credit Bond ETF	18,442	2,019,583

High Yield Bond 1.3%
SPDR Barclays High Yield Bond ETF	9,769	403,557

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	9,912	534,752

International Developed-Market Bond 2.0%
SPDR Barclays International Treasury Bond ETF	10,483	622,481

Mortgage-Backed Bond 12.5%
iShares MBS ETF	36,689	3,893,804

Treasury Bond 11.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	65,063	3,419,061

		11,520,204

Money Market Fund 12.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	3,882,096	3,882,096

Total Other Investment Companies
(Cost $28,963,982)		30,347,095

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 1.7% of net assets

Time Deposit 1.7%
DNB
0.03%, 04/01/14	539,483	539,483

Total Short-Term Investment
(Cost $539,483)		539,483

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $29,625,829 and the unrealized appreciation and depreciation were $1,307,490 and ($46,741) respectively, with a net unrealized appreciation of $1,260,749.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

 1

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values “NAVs”. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

2

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$30,347,095	$—	$—	$30,347,095
Short-Term Investment[1]	—	539,483	—	539,483

Total	$30,347,095	$539,483	$—	$30,886,578

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG68012MAR14

 3

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.4%		Other Investment Companies	74,517,719	78,951,848
4.1%		Short-Term Investments	3,311,648	3,311,648

101.5%		Total Investments	77,829,367	82,263,496
(1	.5)%	Other Assets and Liabilities, Net		(1,247,064)

100.0%		Net Assets		81,016,432

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

U.S. Stocks 29.3%

Large-Cap 22.3%
Schwab U.S. Large-Cap ETF (a)	404,413	18,081,305

Micro-Cap 1.0%
iShares Micro-Cap ETF	10,407	804,461

Small-Cap 6.0%
Schwab U.S. Small-Cap ETF (a)	91,117	4,883,871

		23,769,637

International Stocks 26.7%

Developed-Market Large-Cap 17.5%
Schwab International Equity ETF (a)	450,745	14,198,468

Developed-Market Small-Cap 3.2%
Schwab International Small-Cap Equity ETF (a)	78,444	2,589,436

Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF (a)	199,160	4,845,563

		21,633,467

Real Assets 10.0%

Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	423,708	3,249,841

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	146,297	4,843,894

		8,093,735

Fixed Income 29.0%

Agency Bond 2.0%
iShares Agency Bond ETF	14,445	1,611,195

Corporate Bond 4.5%
iShares Credit Bond ETF	33,288	3,645,369

High Yield Bond 1.3%
SPDR Barclays High Yield Bond ETF	25,391	1,048,902

Inflation-Protected Bond 1.7%
Schwab U.S. TIPS ETF (a)	25,339	1,367,039

International Developed-Market Bond 1.0%
SPDR Barclays International Treasury Bond ETF	13,532	803,530

Mortgage-Backed Bond 10.5%
iShares MBS ETF	80,205	8,512,157

Treasury Bond 8.0%
Schwab Intermediate-Term U.S. Treasury ETF (a)	123,554	6,492,763

		23,480,955

Money Market Fund 2.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	1,974,054	1,974,054

Total Other Investment Companies
(Cost $74,517,719)		78,951,848

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 4.1% of net assets

Time Deposits 4.1%
Australia & New Zealand Banking Group Ltd.
0.03%, 04/01/14	2,404,327	2,404,327
Citibank
0.03%, 04/01/14	907,321	907,321

Total Short-Term Investments
(Cost $3,311,648)		3,311,648

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $78,023,484 and the unrealized appreciation and depreciation were $4,329,051 and ($89,039) respectively, with a net unrealized appreciation of $4,240,012.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

 1

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts
TIPS —	Treasury Inflation Protected Securities

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values “NAVs”. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most

2

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$78,951,848	$—	$—	$78,951,848
Short-Term Investments[1]	—	3,311,648	—	3,311,648

Total	$78,951,848	$3,311,648	$—	$82,263,496

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG68013MAR14

 3

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of March 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

97.4%		Other Investment Companies	83,275,924	88,811,587
3.8%		Short-Term Investments	3,410,653	3,410,653

101.2%		Total Investments	86,686,577	92,222,240
(1	.2)%	Other Assets and Liabilities, Net		(1,071,888)

100.0%		Net Assets		91,150,352

	Number	Value
Security	of Shares	($)

Other Investment Companies 97.4% of net assets

U.S. Stocks 38.3%

Large-Cap 29.3%
Schwab U.S. Large-Cap ETF (a)	597,714	26,723,793

Micro-Cap 2.0%
iShares Micro-Cap ETF	23,775	1,837,808

Small-Cap 7.0%
Schwab U.S. Small-Cap ETF (a)	119,384	6,398,982

		34,960,583

International Stocks 34.7%

Developed-Market Large-Cap 21.5%
Schwab International Equity ETF (a)	622,771	19,617,286

Developed-Market Small-Cap 5.2%
Schwab International Small-Cap Equity ETF (a)	143,479	4,736,242

Emerging-Market 8.0%
Schwab Emerging Markets Equity ETF (a)	298,382	7,259,634

		31,613,162

Real Assets 10.0%

Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	478,280	3,668,408

Real Estate 6.0%
Schwab U.S. REIT ETF (a)	164,878	5,459,111

		9,127,519

Fixed Income 12.0%

Corporate Bond 2.6%
iShares Credit Bond ETF	21,575	2,362,678

Inflation-Protected Bond 0.7%
Schwab U.S. TIPS ETF (a)	11,860	639,847

Mortgage-Backed Bond 4.5%
iShares MBS ETF	38,668	4,103,835

Treasury Bond 4.2%
Schwab Intermediate-Term U.S. Treasury ETF (a)	72,805	3,825,903

		10,932,263

Money Market Fund 2.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares 0.01% (a)(b)	2,178,060	2,178,060

Total Other Investment Companies
(Cost $83,275,924)		88,811,587

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.8% of net assets

Time Deposits 3.8%
Australia & New Zealand Banking Group Ltd.
0.03%, 04/01/14	696,294	696,294
DNB
0.03%, 04/01/14	2,714,359	2,714,359

Total Short-Term Investments
(Cost $3,410,653)		3,410,653

End of Investments.

At 03/31/14, the tax basis cost of the fund’s investments was $86,828,144 and the unrealized appreciation and depreciation were $5,416,523 and ($22,427), respectively, with a net unrealized appreciation of $5,394,096.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange traded fund
MBS —	Mortgage-Backed Security
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for

 1

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: Mutual funds are valued at their respective net asset values “NAVs”. ETFs traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

2

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of March 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Other Investment Companies[1]	$88,811,587	$—	$—	$88,811,587
Short-Term Investments[1]	—	3,410,653	—	3,410,653

Total	$88,811,587	$3,410,653	$—	$92,222,240

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2014.

REG68014MAR14

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 16, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	May 16, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 16, 2014